Collaboration, License and Funding Arrangements - Additional Information (Detail)			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 20, 2017 shares	Nov. 03, 2017 shares	Apr. 30, 2017 USD ($) shares	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 31, 2018 USD ($)
Collaboration License And Funding Arrangements [Line Items]
Research and development expense						$ 9,572,000	$ 10,601,000	$ 26,635,000	$ 18,898,000		$ 28,128,000	$ 17,831,000	$ 12,706,000
Grant income						2,016,000	1,618,000	2,977,000	3,180,000		3,868,000	2,390,000	$ 2,155,000
Grant receivable						2,870,000		2,870,000			1,608,000	1,345,000
Unearned income						727,000		727,000			694,000	504,000
Unearned income						1,318,000		$ 1,318,000			$ 1,936,000	$ 2,054,000
Conversion of redeemable convertible preferred stock into common stock | shares	7,180,483
Reverse stock split, description								one-for-3.4130			one-for-3.4130
Reverse stock split, conversion ratio		0.2930
Austria
Collaboration License And Funding Arrangements [Line Items]
Grant income											12.00%	12.00%	10.00%
Austria | Scenario Forecast
Collaboration License And Funding Arrangements [Line Items]
Grant income										14.00%
February 2017 Grant Agreement | Gates Foundation
Collaboration License And Funding Arrangements [Line Items]
Grant receivable					$ 9,300,000
Proceeds from related party				$ 1,600,000
Grant income						0	600,000	$ 0	1,200,000		$ 1,600,000
Unearned income						0	0	0	0		0
August 2018 Grant Agreement | Gates Foundation
Collaboration License And Funding Arrangements [Line Items]
Grant receivable														$ 1,100,000
Grant income						1,100,000		1,100,000
Unearned income						0		0
Grant Agreement
Collaboration License And Funding Arrangements [Line Items]
Qualifying expenses related to letter agreement						0	2,600,000	$ 0	3,300,000		8,000,000
Grant Agreement | Gates Foundation
Collaboration License And Funding Arrangements [Line Items]
Conversion of redeemable convertible preferred stock into common stock | shares		722,179
Reverse stock split, description								One-for-3.4130 reverse-stock-split
Reverse stock split, conversion ratio		0.2930
Grant Agreement | Gates Foundation | Series D Redeemable Convertible Preferred Stock
Collaboration License And Funding Arrangements [Line Items]
Shares issued | shares			2,464,799
Shares purchased			$ 8,000,000
FFG Grants
Collaboration License And Funding Arrangements [Line Items]
Grant income						0	100,000	$ 0	400,000		200,000	$ 600,000	$ 700,000
Unearned income						0		0			0	0
Grant receivable						100,000		100,000			100,000	36,000
FFG Loans
Collaboration License And Funding Arrangements [Line Items]
Grant income						200,000	100,000	500,000	400,000		600,000	400,000	300,000
Unearned income						700,000		700,000			700,000	500,000
Unearned income						1,300,000		1,300,000			1,900,000	2,100,000
Research and Development Incentive
Collaboration License And Funding Arrangements [Line Items]
Grant income						700,000	600,000	1,300,000	1,100,000		1,400,000	1,400,000	1,200,000
Grant receivable						2,800,000		2,800,000			1,500,000	1,300,000
Adimab, LLC | Adimab Option Agreement
Collaboration License And Funding Arrangements [Line Items]
Research and development expense						100,000	$ 0	100,000	$ 100,000		100,000
Option fee					300,000
Future milestone payments					$ 24,400,000
Collaboration payment obligations						0		$ 0			0
Adimab, LLC | Adimab Collaboration Agreement
Collaboration License And Funding Arrangements [Line Items]
Research and development expense											$ 0	$ 8,000	$ 200,000
Minimum | Funding Agreements with FFG
Collaboration License And Funding Arrangements [Line Items]
Percentage of loans and grants to fund								50.00%			50.00%
Maximum | Funding Agreements with FFG
Collaboration License And Funding Arrangements [Line Items]
Percentage of loans and grants to fund								70.00%			70.00%
Maximum | Adimab, LLC | Adimab Option Agreement
Collaboration License And Funding Arrangements [Line Items]
Research and development expense						$ 100,000